STOCK-BASED COMPENSATION - Restricted Stock Activity (Details) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024
Weighted Average Grant Date Fair Value per Share
Granted (in dollars per share)	$ 6.48
Restricted stock | Waldencast plc
Shares
Outstanding, beginning balance (in shares)		2,296,831
Granted (in shares)		6,705,468
Vested (in shares)		(567,745)
Forfeited (in shares)		(851,298)
Outstanding, ending balance (in shares)		7,583,255
Weighted Average Grant Date Fair Value per Share
Outstanding beginning balance (in dollars per share)		$ 8.72
Granted (in dollars per share)		3.69
Vested (in dollars per share)		5.84
Forfeited (in dollars per share)		8.87
Outstanding ending balance (in dollars per share)		$ 4.61